Restructuring Costs (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Expected number of positions eliminated, percent	10.00%
Restructuring costs			$ 11
Further severance costs		$ 1
One-time Employee Termination
Restructuring Cost and Reserve [Line Items]
Restructuring costs		13
Current Liabilities | One-time Employee Termination
Restructuring Cost and Reserve [Line Items]
Restructuring costs		$ 1